Related Party Transactions - Schedule of Amounts Owed to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 157,295	$ 23,030	¥ 76,433
Guangzhou Country Garden Shuttle Bus Services Limited
Related Party Transaction [Line Items]
Amounts due to related parties	4		255
Laian Country Garden Property Development Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	11,550		11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	8,732		8,732
Chuzhou Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	12,000		12,000
Wuhan Country Garden Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,154		3,154
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	5,781		8,013
Guangdong Giant Leap Construction Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	17,058		20,701
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	228		228
Guangyuan Country Garden Invenstment Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	1,200		6,000
Baoding Baigou New Town Honghua Eaton Commerce Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,000
New Learning Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	89,469
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,119		¥ 5,800